UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SIFE
Address: 100 North Wiget Lane
         Walnut Creek, CA 94598


13F File Number:  28-3808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Bruce W. Woods
Title:    President & CEO
Phone:    (925) 988-2424

Signature, Place, and Date of Signing:

/s/ Bruce W. Woods          Walnut Creek, CA          11/11/99
------------------          ----------------          --------
  (Signature)               (City, State)              (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                          ----------
Form 13F Information Table Entry Total:           81
                                          ----------
Form 13F Information Table Value Total:    $ 883,861
                                          ----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIG INTERNATIONAL              COM              026874107    12543144281.25 SH       SOLE                144281.25
ALLIANCE CAPITAL MANAGEMENT HO COM              01855A101     2461 89700.00 SH       SOLE                 89700.00
AMSOUTH FINANCIAL              COM              032165102    16903721200.00 SH       SOLE                721200.00
BANK NEW YORK INC COM          COM              064057102    357781070000.00SH       SOLE               1070000.00
BANKBOSTON CORPORATION         COM              06605R106    17350400000.00 SH       SOLE                400000.00
BANKNORTH GROUP INC.(to merge  COM              06646L100      448 15000.00 SH       SOLE                 15000.00
BB&T CORP.                     COM              054937107     9716300096.00 SH       SOLE                300096.00
CARDINAL HEALTH                COM              14149Y108      392  7200.00 SH       SOLE                  7200.00
CARLISLE COMPANIES             COM              142339100      332  8400.00 SH       SOLE                  8400.00
CCB FINANCIAL                  COM              124875105      957 23000.00 SH       SOLE                 23000.00
CENTURA BANKS INC.             COM              15640T100     1138 27500.00 SH       SOLE                 27500.00
CHARTER ONE FINL INC COM       COM              160903100    17715766070.05 SH       SOLE                766070.05
CHASE MANHATTAN NEW COM        COM              16161A108    57963769000.00 SH       SOLE                769000.00
CHITTENDEN CORP COM            COM              170228100     3139110156.00 SH       SOLE                110156.00
CINTAS CORP.                   COM              172908105      694 12000.00 SH       SOLE                 12000.00
CITIGROUP (WAS CITICORP COM ME COM              172967101    39600900000.00 SH       SOLE                900000.00
CITY NATL CORP COM             COM              178566105    12082360000.00 SH       SOLE                360000.00
COLONIAL BANCGROUP INC COM     COM              195493309      447 40000.00 SH       SOLE                 40000.00
COMERICA INC COM               COM              200340107    31213616550.00 SH       SOLE                616550.00
COMMUNITY FIRST BANKSH COM     COM              203902101     5704338024.00 SH       SOLE                338024.00
COMPASS BANCSHARES INC COM     COM              20449H109    12622504900.00 SH       SOLE                504900.00
CONCORD EFS                    COM              206197105      590 28600.00 SH       SOLE                 28600.00
CULLEN FROST BANKERS COM       COM              229899109     8295331800.00 SH       SOLE                331800.00
DOLLAR GENERAL                 COM              256669102      741 24000.00 SH       SOLE                 24000.00
EVEREN SECURITIES              COM              299903104      752 25500.00 SH       SOLE                 25500.00
FEDERAL HOME LOAN              COM              313400301     6932133300.00 SH       SOLE                133300.00
FEDERAL NATL MTG ASSN COM      COM              313586109    18806300000.00 SH       SOLE                300000.00
FIFTH THIRD BANCORP COM        COM              316773100     3651 60000.00 SH       SOLE                 60000.00
FIRST AMER CORP TENN COM (to m COM              318900107    10875250000.00 SH       SOLE                250000.00
FIRST SECURITY                 COM              336294103     1784 75000.00 SH       SOLE                 75000.00
FIRST TENN NATL CORP COM       COM              337162101    21994782000.00 SH       SOLE                782000.00
FIRST UN CORP COM              COM              337358105    12896362000.00 SH       SOLE                362000.00
FIRSTAR (merged w/Starbanc Cor COM              33763V109    271911061100.00SH       SOLE               1061100.00
FLEET BOSTON CORP.  (was Fleet COM              338915101    29300800000.00 SH       SOLE                800000.00
FREMONT GENERAL                COM              357288109      415 44000.00 SH       SOLE                 44000.00
GOLDEN STATE BANCORP., INC.    COM              381197102     5579311000.00 SH       SOLE                311000.00
HOME DEPOT                     COM              437076AE2     3404 49600.00 SH       SOLE                 49600.00
IMPERIAL BANCORP COM           COM              452556103    11493540863.00 SH       SOLE                540863.00
INDEPENDENT BK CP MASS COM     COM              453836108     7067541000.00 SH       SOLE                541000.00
KEYCORP NEW COM                COM              493267108    316201225000.00SH       SOLE               1225000.00
LEGGETT & PLATT                COM              524660107      370 18800.00 SH       SOLE                 18800.00
M&T BANK CORPORATION (WAS FIRS COM              55261F104    17947 39100.00 SH       SOLE                 39100.00
MBNA INC.                      COM              55262L100     2224 97500.00 SH       SOLE                 97500.00
MELLON FINANCIAL CORP.         COM              58551A108    374521113800.00SH       SOLE               1113800.00
MERRILL LYNCH & CO., INC.      COM              590188108     4042 60000.00 SH       SOLE                 60000.00
MGIC Investment                COM              552848103     1910 40000.00 SH       SOLE                 40000.00
MICROSOFT                      COM              594918104     6339 70000.00 SH       SOLE                 70000.00
NATIONAL CITY CORP. (Merged wi COM              635405103    282891060000.00SH       SOLE               1060000.00
NATIONAL COMM BANCORP COM      COM              635449101     2768126000.00 SH       SOLE                126000.00
NORTH FORK BANKCORP            COM              659424105    15195779232.00 SH       SOLE                779232.00
NORTHERN TR CORP COM           COM              665859104    11657139600.00 SH       SOLE                139600.00
OMNICOM GROUP                  COM              681919106     1790 22600.00 SH       SOLE                 22600.00
PACIFIC CENTURY FINANCIAL      COM              694058108      817 40000.00 SH       SOLE                 40000.00
PAYCHEX INC.                   COM              704326107      682 20000.00 SH       SOLE                 20000.00
PEOPLES HERITAGE FINL COM      COM              711147108     5906355270.00 SH       SOLE                355270.00
PNC FINANCIAL CORP.            COM              693475105    17387330000.00 SH       SOLE                330000.00
PROVIDENT FINANCIAL GROUP INC. COM              743866105     1828 50000.00 SH       SOLE                 50000.00
REGIONS FINL CORP COM          COM              758940100     2916 97200.00 SH       SOLE                 97200.00
SCHERING PLOUGH CORP COM       COM              806605101     6055138800.00 SH       SOLE                138800.00
SCHWAB CHARLES CP NEW COM      COM              808513105     2441 73000.00 SH       SOLE                 73000.00
SOUTHTRUST CORP.               COM              844730101     4843135000.00 SH       SOLE                135000.00
SOVEREIGN BANCORP              COM              845905108     2001220000.00 SH       SOLE                220000.00
STAPLES INC.                   COM              855030102      864 39600.00 SH       SOLE                 39600.00
STATE ST BOSTON CORP COM       COM              857477103    25850400000.00 SH       SOLE                400000.00
STERLING BANCSHS INC COM       COM              858907108     4575400000.00 SH       SOLE                400000.00
SUMMIT BANCORP COM             COM              866005101    18799579530.00 SH       SOLE                579530.00
SUMMIT BANCSHARES TEX COM      COM              866011109     5256290000.00 SH       SOLE                290000.00
SUNTRUST BANKS INC.            COM              867914103    27004410700.00 SH       SOLE                410700.00
TCF FINANCIAL CORP.            COM              872275102     5176181200.00 SH       SOLE                181200.00
TELEFLEX INC.                  COM              879369106      316  8000.00 SH       SOLE                  8000.00
TRANSATLANTIC HOLDINGS INC.    COM              893521104     1581 22500.00 SH       SOLE                 22500.00
U.S. BANCORP (NEW)             COM              902973106    344291140500.00SH       SOLE               1140500.00
UNION BANCAL CORPORATION       COM              908906100     9099251000.00 SH       SOLE                251000.00
UNION PLANTERS CORP COM        COM              908068109     4890120000.00 SH       SOLE                120000.00
UST CORP.                      COM              902900109     2368 77000.00 SH       SOLE                 77000.00
WACHOVIA CORP COM              COM              929771103    29414374100.00 SH       SOLE                374100.00
WALGREEN CO.                   COM              931422109     1725 68000.00 SH       SOLE                 68000.00
WEBSTER FINANCIAL CORP.(merged COM              947890109     4172163600.00 SH       SOLE                163600.00
WELLS FARGO & CO               COM              949746101    32889830000.80 SH       SOLE                830000.80
WESTAMERICA BANCORP COM        COM              957090103    10587350000.00 SH       SOLE                350000.00
ZIONS BANCORPORATION           COM              989701107     7425134700.00 SH       SOLE                134700.00